Insurance Contract Receivables and Payables - Summary of insurance contract payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Insurance Contract Receivables and Payables
Payable to agents and brokers	$ 199.5	$ 374.2
Investment contracts associated with life insurance products	577.3	626.5
Other insurance contract payables	146.2	206.2
Insurance contract payables	923.0	1,206.9
Current	337.1	518.4
Non-current	$ 585.9	$ 688.5